Fair Value of Financial Assets and Liabilities - Impact of Valuation Sensitivity (Detail) - JPY (¥) ¥ in Millions	6 Months Ended	12 Months Ended
	Sep. 30, 2021	Mar. 31, 2021	Sep. 30, 2020	Mar. 31, 2020
Financial assets:
Financial assets at fair value through profit or loss	¥ 1,687,901	¥ 1,744,848
Financial liabilities:
Financial liabilities designated at fair value through profit or loss	(362,172)	(239,519)
At fair value [member]
Financial assets:
Financial assets at fair value through profit or loss	1,687,901	1,744,848
Investment securities at fair value through other comprehensive income	30,614,649	30,979,446
Financial liabilities:
Financial liabilities designated at fair value through profit or loss	(362,172)	(239,519)
Others	(11,913)	(9,151)
At fair value [member] | Level 3 [member]
Financial assets:
Derivative financial instruments	907,248	873,801	¥ 903,771	¥ 1,001,587
Financial assets at fair value through profit or loss	627,767	594,227
Investment securities at fair value through other comprehensive income	518,331	447,605
Financial liabilities:
Financial liabilities designated at fair value through profit or loss	(239,036)	(166,896)
Others	(3,096)	(1,104)
At fair value [member] | Level 3 [member] | Financial liabilities at fair value through profit or loss, category [member]
Financial assets:
Derivative financial instruments	(239,036)	(166,896)	(88,471)
Financial liabilities:
Financial liabilities designated at fair value through profit or loss	(239,036)	(166,896)
At fair value [member] | Level 3 [member] | Recorded in profit and loss [member] | Financial liabilities at fair value through profit or loss, category [member]
Financial liabilities:
Financial liabilities, Favorable changes	1,653	879
Financial liabilities, Unfavorable changes	1,895	942
At fair value [member] | Level 3 [member] | Debt instruments [member]
Financial assets:
Financial assets at fair value through profit or loss	595,148	561,450
Financial liabilities:
Financial liabilities designated at fair value through profit or loss	0
At fair value [member] | Level 3 [member] | Equity instruments [member]
Financial assets:
Financial assets at fair value through profit or loss	32,619	32,777
Investment securities at fair value through other comprehensive income	518,331	447,605
Financial liabilities:
Financial liabilities designated at fair value through profit or loss	0
At fair value [member] | Level 3 [member] | Equity instruments [member] | Recorded in equity [member]
Financial assets:
Financial assets, Favorable changes	14,057	13,753
Financial assets, Unfavorable changes	13,804	12,833
At fair value [member] | Level 3 [member] | Others [member]
Financial liabilities:
Others	(3,096)	(1,104)
At fair value [member] | Level 3 [member] | Others [member] | Recorded in profit and loss [member]
Financial liabilities:
Financial liabilities, Favorable changes	170	425
Financial liabilities, Unfavorable changes	167	395
At fair value [member] | Level 3 [member] | Derivative financial assets [member] | Interest rate derivatives [member]
Financial assets:
Derivative financial instruments	(1,823)	(3,588)
At fair value [member] | Level 3 [member] | Derivative financial assets [member] | Currency derivatives [member]
Financial assets:
Derivative financial instruments	(4,667)	(5,341)
At fair value [member] | Level 3 [member] | Derivative financial assets [member] | Equity derivatives [member]
Financial assets:
Derivative financial instruments	8,272	7,132
At fair value [member] | Level 3 [member] | Derivative financial assets [member] | Credit derivatives [member]
Financial assets:
Derivative financial instruments	1,500	1,766
At fair value [member] | Level 3 [member] | Financial assets at fair value through profit or loss [member]
Financial assets:
Derivative financial instruments	627,767	594,227	574,272	583,939
Financial liabilities:
Financial liabilities designated at fair value through profit or loss	(239,036)
At fair value [member] | Level 3 [member] | Financial assets at fair value through profit or loss [member] | Interest rate derivatives [member] | Recorded in profit and loss [member]
Financial assets:
Financial assets, Favorable changes	2	1
Financial assets, Unfavorable changes	2	1
At fair value [member] | Level 3 [member] | Financial assets at fair value through profit or loss [member] | Currency derivatives [member] | Recorded in profit and loss [member]
Financial assets:
Financial assets, Favorable changes	6	9
Financial assets, Unfavorable changes	6	8
At fair value [member] | Level 3 [member] | Financial assets at fair value through profit or loss [member] | Equity derivatives [member] | Recorded in profit and loss [member]
Financial assets:
Financial assets, Favorable changes	2,298	1,869
Financial assets, Unfavorable changes	2,314	1,821
At fair value [member] | Level 3 [member] | Financial assets at fair value through profit or loss [member] | Credit derivatives [member] | Recorded in profit and loss [member]
Financial assets:
Financial assets, Favorable changes	26	140
Financial assets, Unfavorable changes	58	481
At fair value [member] | Level 3 [member] | Financial assets at fair value through profit or loss [member] | Debt instruments [member]
Financial assets:
Derivative financial instruments	595,148	561,450	550,635	562,823
At fair value [member] | Level 3 [member] | Financial assets at fair value through profit or loss [member] | Debt instruments [member] | Recorded in profit and loss [member]
Financial assets:
Financial assets, Favorable changes	1,926	2,495
Financial assets, Unfavorable changes	3,119	7,060
At fair value [member] | Level 3 [member] | Financial assets at fair value through profit or loss [member] | Equity instruments [member]
Financial assets:
Derivative financial instruments	32,619	32,777	¥ 23,637	¥ 21,116
At fair value [member] | Level 3 [member] | Financial assets at fair value through profit or loss [member] | Equity instruments [member] | Recorded in profit and loss [member]
Financial assets:
Financial assets, Favorable changes	107	111
Financial assets, Unfavorable changes	¥ 200	¥ 227